Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2019	2020
	US$	US$
Wages and bonus	26,643	35,027
Dividends	36,919	36,764
Research and development payable	5,693	6,722
License fees and royalties	9,371	9,034
Professional fees	1,772	1,869
Equipment	557	2,145
Lease liabilities – current portion	3,046	3,058
Others	12,075	10,599

	96,076	105,218